Employer Retirement Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Percentage of compensation employees may defer, minimum	1.00%
Percentage of compensation employees may defer, maximum	75.00%
No employer match	$ 0	$ 0